Unaudited Consolidated Statements of Operations and Comprehensive Income/(Loss)	6 Months Ended
	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 CNY (¥) ¥ / shares shares	Jun. 30, 2025 CNY (¥) ¥ / shares shares
Revenues:
Product revenues	$ 20,154,126	¥ 136,747,757	¥ 111,909,938
Cost of products	(14,032,155)	(95,209,573)	(74,575,130)
Gross profit	6,121,971	41,538,184	37,334,808
Operating expenses:
Fulfilment expenses	(595,862)	(4,042,980)	(2,877,103)
Sales and marketing expenses	(710,438)	(4,820,391)	(2,517,469)
General and administrative expenses	(3,654,526)	(24,796,325)	(14,304,907)
Share based compensation	(3,206,249)	(21,754,719)	(3,151,323)
Total operating expenses	(8,167,075)	(55,414,415)	(22,850,802)
Income/(loss) from operations	(2,045,104)	(13,876,231)	14,484,006
Interest expenses	(2,257,715)	(15,318,820)	(1,173,379)
Interest income	915,007	6,208,417	675,860
Foreign currency exchange loss, net			(5,560)
Other income	320,211	2,172,663	1,162,890
Unrealized gain/(loss) on digital assets	(34,272,447)	(232,541,989)	27,566,664
Income/(loss) before income tax expenses	(37,340,048)	(253,355,960)	42,710,481
Income tax expense	(1,074,152)	(7,288,227)	(5,576,837)
Net income/(loss)	(38,414,200)	(260,644,187)	37,133,644
Net income/(loss) attributable to ordinary shareholders	(38,414,200)	(260,644,187)	37,133,644
Net income attributable to non-controlling interest	1,288,982	8,745,872	8,990,337
Net income/(loss) attributable to DDC Enterprise Limited	(39,703,182)	(269,390,059)	28,143,307
Other comprehensive income, net of nil income taxes:
Foreign currency translation adjustment, net of nil income taxes	(1,166,712)	(7,916,256)	(4,334,444)
Net unrealized gains on available-for-sale debt Securities	(143,361)	(972,717)	8,485,964
Total other comprehensive income	(1,310,073)	(8,888,973)	4,151,520
Comprehensive income/(loss):	(39,724,273)	(269,533,160)	41,285,164
Comprehensive income attributable to non-controlling interests	1,288,982	8,745,872	8,990,337
Comprehensive income/(loss) attributable to DDC Enterprise Limited	$ (41,013,255)	¥ (278,279,032)	¥ 32,294,827
Class A Ordinary Shares
Net income/(loss) per ordinary share
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	$ (1.17)	¥ (7.91)	¥ 7.41
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	$ (1.17)	¥ (7.91)	¥ 7.41
Weighted average number of ordinary shares outstanding used in computing net loss per ordinary share
Basic (in Shares)	34,072,617	34,072,617	3,798,369
Diluted (in Shares)	34,072,617	34,072,617	3,798,369
Class B Ordinary Shares
Net income/(loss) per ordinary share
Basic (in Dollars per share and Yuan Renminbi per share) | ¥ / shares
Diluted (in Dollars per share and Yuan Renminbi per share) | ¥ / shares
Weighted average number of ordinary shares outstanding used in computing net loss per ordinary share
Basic (in Shares)	1,750,000	1,750,000	875,000
Diluted (in Shares)	1,750,000	1,750,000	875,000